INCOME AND SOCIAL CONTRIBUTION TAXES - Summary (Details)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Base rate for income tax and social contribution taxes	15.00%
Additional income tax rate on taxable income in excess of threshold amount	10.00%
Additional social contribution tax rate on taxable income in excess of threshold amount	9.00%